Earnings Per Common Share of MAA (Details) - Parent Company [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Disclosure
Weighted average common shares, basic										113,407	78,502	75,176
Weighted Average Number Diluted Shares Outstanding Adjustment										280	298	0
Weighted average common shares - diluted										113,687	78,800	75,176
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 128,007	$ 118,958	$ 50,155	$ 43,416	$ 42,058	$ 88,906	$ 47,630	$ 45,808	$ 340,536	$ 224,402	$ 350,745
Dividends, Preferred Stock, Cash										3,688	924	0
Calculation of Basic Earnings per Share [Member]
Earnings Per Share Disclosure
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										340,536	224,402	350,745
Income from Continuing Operations Attributable to Noncontrolling Interest										(12,157)	(12,180)	(18,458)
Income from continuing operations allocated to unvested restricted shares										(535)	(572)	(772)
Dividends, Preferred Stock, Cash										(3,688)	(307)	0
Income from continuing operations available for common shareholders, adjusted										$ 324,156	$ 211,343	$ 331,515
Basic Earnings Per Share										$ 2.86	$ 2.69	$ 4.41
Calculation of Diluted Earnings per Share [Member]
Earnings Per Share Disclosure
Income from Continuing Operations, Including Portion Attributable to Noncontrolling Interest										$ 340,536	$ 224,402	$ 350,745
Income from Continuing Operations Attributable to Noncontrolling Interest										(12,157)	(12,180)	(18,458)
Income from continuing operations allocated to unvested restricted shares										0	0	(772)
Dividends, Preferred Stock, Cash										(3,688)	(307)	0
Income from continuing operations available for common shareholders, adjusted										$ 324,691	$ 211,915	$ 331,515
Diluted Earnings Per Share										$ 2.86	$ 2.69	$ 4.41
Limited Partnership Units [Member]
Earnings Per Share Disclosure
Effect of dilutive securities (shares)	[1]									4,200
Restricted Stock [Member]
Earnings Per Share Disclosure
Effect of dilutive securities (shares)												100

[1]	4.2 million OP units and their related income are not included in the diluted earnings per share calculations as they are not dilutive.